FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Balance Sheet Classification (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Current asset	$ 61	$ 101
Long-term asset	1,378	1,478
Derivative financial assets	1,011	1,439	$ 1,500
Long-term liability	(318)	(90)
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Current asset	61	101
Long-term asset	1,378	1,478
Derivative financial assets	1,439	1,579
Current liability	(110)	(50)
Long-term liability	(318)	(90)
Derivative financial liabilities	$ (428)	$ (140)